Note 3 - Financial Statement Presentation	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
3.	FINANCIAL STATEMENT PRESENTATION

(a)	Compliance with IFRS

These Interim Financial Statements have been prepared in accordance with International Accounting Standard (“IAS”)
34,
Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), utilizing the accounting policies Just Energy outlined in its
March 31, 2019
annual audited consolidated financial statements, except the adoption of new International Financial Reporting Standards (“IFRS”). Accordingly, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with IFRS, as issued by the IASB, have been omitted or condensed.

(b)	Basis of presentation and going concern

These Interim Financial Statements should be read in conjunction with and follow the same accounting policies and methods of application as those used in the annual audited consolidated financial statements for the fiscal years ended
March 31, 2020
and
2019.

The Interim Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where otherwise indicated. The Interim Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The interim operating results are
not
necessarily indicative of the results that
may
be expected for the full fiscal year ending
March 31, 2021,
due to seasonal variations resulting in fluctuations in quarterly results. Gas consumption by customers is typically highest in
October
through
March
and lowest in
April
through
September.
Electricity consumption is typically highest in
January
through
March
and
July
through
September.
Electricity consumption is lowest in
October
through
December
and
April
through
June.

Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the current period's interim condensed consolidated financial statements.

As described further in Note
9,
the Company has a
$370
million credit facility with a syndicate of lenders and a
US$250
million non-revolving multi-draw senior unsecured term loan facility from another lender, maturing on
December 1, 2020
and
September
12,
2023,
respectively. The facility maturing on
December 1, 2020
has been classified in the Interim Financial Statements as a current liability and contributes to the net current liability position as at
June 30, 2020.
As at
June 30, 2020,
the Company was compliant with the requirements of its senior debt to EBITDA ratio covenant as a result of an amendment that provided, among other things, a temporary increase of the ratio from its lenders. As at
June 30, 2020,
the Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from
1:50
to
2:00,
and the total debt to EBITDA covenant ratio from
3.50:1
to
4.00:1
with respect to the fiscal quarter ending
June 30, 2020.
In addition, the lenders under the Company's senior unsecured term loan facility waived compliance with the senior debt to EBITDA and the total debt to EBITDA covenant ratios contained therein for the fiscal quarter ending
June 30, 2020.

The Company's ability to continue as a going concern for the next
12
months is dependent on the continued availability of its credit facilities; the Company's ability to obtain waivers from its lenders for potential instances of non-compliance with covenants, if necessary; the ability to refinance, or, secure additional sources of financing, if necessary, or the completion of this Recapitalization transaction (the “Recapitalization”); the liquidation of available investments; and the continued support of the Company's lenders and suppliers. These conditions indicate the existence of material uncertainties that raise substantial doubt about the Company's ability to continue as a going concern and, accordingly, the ultimate appropriateness of the use of accounting principles applicable to a going concern. There can be no
assurance that the Company will be successful in these initiatives, that lenders will provide further financing or relief for covenants, or that the Company can refinance or repay credit facilities from new sources of financing.

On
July 8, 2020,
the Company announced a comprehensive plan to strengthen and de-risk the business, positioning the Company for sustainable growth as an independent industry leader. The Recapitalization will be undertaken through a plan of arrangement under the Canada Business Corporations Act (“CBCA”) and includes:

•	Exchange of the
6.75%
$100M
convertible debentures and the
6.75%
$160M
convertible debentures (collectively, the “Subordinated Convertible Debentures”) for issuance of common shares; upon completion of the Recapitalization, a material non-cash, accounting gain would be recognized as a result of the carrying value of the Subordinated Convertible Debentures being higher than the expected value of the common shares;
•	Extension of the $335 million credit facilities to December 2023, with revised covenants and a schedule of commitment reductions throughout the term;
•	Existing
8.75%
loan and the remaining convertible bonds due
December 31, 2020 (
the “Eurobonds”) shall be exchanged for a new term loan due
March 2024,
with interest to be paid-in-kind and issuance of common shares;
•	Exchange of all 8.50%, fixed-to-floating rate, cumulative, redeemable, perpetual preferred shares (JE.PR.U) (the “preferred shares”) for issuance of common shares;
•	Common share issuance in exchange for cash investment commitments of $100 million;
•	Initial reduction of annual cash interest expense by approximately $45 million; and
•	Ongoing business as usual for employees, customers and suppliers enhanced by the relationship with a financially stronger Just Energy – no impact expected by the Recapitalization.

On
August 26, 2020,
the Company announced additional terms to the Recapitalization as follows:

•	Pay accrued and unpaid interest in cash on the Subordinated Convertible Debentures until closing of the Recapitalization;
•
Issue
$15
million principal amount of New Subordinated Notes (the “New Subordinated Notes”) to holders of the Subordinated Convertible Debentures, which New Subordinated Notes will have a six
-year maturity and will bear an annual interest rate of
7%
(which shall only be payable in kind semi-annually);

•	Pay certain expenses of the ad hoc group of convertible debenture holders; and
•
Issue approximately
$3.7
million of common shares by way of an additional private placement to the Company's term loan lenders at the same subscription price available to all securityholders pursuant to the new equity subscription offering, proceeds of which will partially offset the incremental cash costs noted above.

All other terms of the Recapitalization remain unchanged.

The implementation of the Recapitalization is expected in
September 2020,
pending all approvals, including court and regulatory approvals. The Recapitalization has been approved by Just Energy's Board of Directors. Just Energy's financial advisor, BMO Capital Markets, has provided an opinion to Just Energy's Board of Directors that the terms of the Recapitalization are fair from a financial point of view to the holders of the existing Eurobond, Subordinated Convertible Debentures, preferred shares and common shares. The full text of the opinion was filed on SEDAR on
August 26, 2020.

On
July 17, 2020
the Superior Court of Justice which among other things, granted a limited stay of proceedings and established a record date for voting of security holders with respect to the Recapitalization as of
July 23, 2020.
The Company filed a revised version of the plan of arrangement on SEDAR on
August 26, 2020.

The Company filed on SEDAR an information circular on
July 21, 2020
describing the Recapitalization transaction which was approved at a Special Meeting of Shareholders and all applicable creditor classes on
August 27, 2020.

These Interim Financial Statements do
not
reflect the adjustments to carrying values of assets and liabilities and the reported expenses and statement of financial position classifications that would be necessary if the going concern assumption was deemed inappropriate. These adjustments could be material.

(c)	Principles of consolidation

The Interim Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries and affiliates as at
June 30, 2020.
Subsidiaries and affiliates are consolidated from the date of acquisition and control and, continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries and affiliates are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, sales, expenses and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

(d)	Significant accounting judgements, estimates, and assumptions

The preparation of the consolidated financial statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amount of assets, liabilities, income and expenses. The estimates and related assumptions based on previous experience and other factors are considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not
readily apparent from other sources. There have been
no
material changes from the disclosures in the Annual Report for the period ended
March 31, 2020
with regard to significant accounting judgements, estimates and assumptions.

COVID-
19
impact

As a result of the continued and uncertain economic and business impact of the coronavirus disease (“COVID-
19”
) pandemic, we have reviewed the estimates, judgments and assumptions used in the preparation of the Interim Financial Statements, including with respect to: the determination of whether indicators of impairment exist for the assets and cash-generating units (“CGUs”) and the underlying assumptions used in the measurement of the recoverable amount of such assets or CGUs. We have also assessed the impact of COVID-
19
on the estimates and judgments used in connection with the measurement of deferred income tax assets and the credit risk of Just Energy's customers.  Although we determined that no
significant revisions to such estimates, judgments or assumptions were required for the period ended
June 30, 2020,
revisions
may
be required in future periods to the extent that the negative impacts on the business arising from COVID-
19
continue or worsen. Any such revision (due to COVID-
19
or otherwise)
may
result in, among other things, writedowns or impairments to the assets or CGUs, and/or adjustments to the carrying amount of the accounts receivable, or to the valuation of the deferred income tax assets, any of which could have a material impact on the results of operations and financial condition. While we believe the COVID-
19
pandemic to be temporary, the situation is dynamic and the impact of COVID-
19
on the Company's results of operations and financial condition, including the duration and the impact on overall customer demand, cannot be reasonably estimated at this time.